Schedule of term deposits (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Term Deposits
Fixed deposits with banks		₨ 568,264	₨ 552,129
Total		568,264	552,129
Non-current			21,346
Current	$ 7,490	₨ 568,264	₨ 530,783